Shipping and Handling Costs (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 28, 2014	Mar. 29, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shipping And Handling Costs [Abstract]
Shipping and handling costs associated with storage and handling of finished goods and shipments to customers	$ 41.1	$ 37.8	$ 163.5	$ 150.4	$ 137.8